Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000216360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)
Average Annual Return, Percent	41.68%	13.12%	6.93%
C000078165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)
Average Annual Return, Percent	42.04%	13.40%	7.20%
C000135917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vaughan Nelson International Fund (Institutional Class/ADVLX)
Average Annual Return, Percent	46.30%	9.53%	7.77%
C000216361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vaughan Nelson International Fund (Investor Class/ADVJX)
Average Annual Return, Percent	45.88%	9.24%	7.49%
MSCI Emerging Markets Index Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index Net (USD)
Average Annual Return, Percent	27.92%	7.46%	7.69%
MSCI ACWI ex USA Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Average Annual Return, Percent	24.93%	11.18%	7.67%
MSCI Emerging Markets SMID Cap Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Net (USD)
Average Annual Return, Percent	20.61%	11.69%	7.47%
MSCI EAFE SMALL CAP Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMALL CAP Net (USD)
Average Annual Return, Percent	24.50%	9.06%	7.20%